Equity (Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax, Beginning Balance	$ (1,734)	$ (1,644)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax, Beginning Balance	(30)	(54)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance	(2,220)	(2,397)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	618	(70)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	44	258
Reclassification to earnings, net of income tax expense of $9, $105, and $17, respectively	(59)	(387)	$ (74)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(36)	(127)	140
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax	14	27	(13)
Other Comprehensive Income (Loss), Net of Tax	748	292	(167)
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax, Ending Balance	(1,828)	(1,734)	(1,644)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax, Ending Balance	(23)	(30)	(54)
AOCI, Cash Flow Hedge, Cumulative Gain (Loss), after Tax	211	(456)	(699)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance	(1,640)	(2,220)	(2,397)
Available-for-Sale securities, net
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(37)	(86)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0	3
Derivative gains (losses), net
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	645	(7)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	44	254
Unfunded pension obligations, net
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	10	23
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0	1
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification to earnings, net of income tax expense of $9, $105, and $17, respectively	689	247
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(37)	(83)	192
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax	10	24	(12)
Other Comprehensive Income (Loss), Net of Tax	662	188	$ (57)
ASC 606 Impact [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax, Beginning Balance	(7)
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax, Ending Balance		(7)
ASC 606 Impact [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		(11)
ASC 606 Impact [Member] | Derivative gains (losses), net
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		(4)
ASC 606 Impact [Member] | Unfunded pension obligations, net
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax, Beginning Balance	0
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax, Ending Balance		$ 0
Accounting Standards Update 2017-12 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(82)
Accounting Standards Update 2017-12 [Member] | Available-for-Sale securities, net
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(57)
Accounting Standards Update 2017-12 [Member] | Derivative gains (losses), net
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(22)
Accounting Standards Update 2017-12 [Member] | Unfunded pension obligations, net
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	$ (3)